Schedule I - Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 955.2
Fair Value	1,071.7
Amount at which shown in balance sheet	1,070.8	$ 1,204.8
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	774.0
Fair Value	883.9
Amount at which shown in balance sheet	883.9
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	10.8
Fair Value	10.9
Amount at which shown in balance sheet	10.9
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	13.0
Fair Value	13.9
Amount at which shown in balance sheet	13.9
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	8.4
Fair Value	9.6
Amount at which shown in balance sheet	9.6
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	80.4
Fair Value	78.7
Amount at which shown in balance sheet	78.7
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3.5
Fair Value	3.3
Amount at which shown in balance sheet	3.3
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	37.0
Fair Value	38.2
Amount at which shown in balance sheet	38.2
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	497.8
Fair Value	587.0
Amount at which shown in balance sheet	587.0
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	123.1
Fair Value	142.3
Amount at which shown in balance sheet	142.3
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	75.6
Fair Value	81.3
Amount at which shown in balance sheet	81.3
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.1
Fair Value	0.4
Amount at which shown in balance sheet	0.4
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	75.5
Fair Value	80.9
Amount at which shown in balance sheet	80.9
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	54.6
Fair Value	55.5
Amount at which shown in balance sheet	54.6
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6.0
Fair Value	6.0
Amount at which shown in balance sheet	6.0
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	45.0
Fair Value	45.0
Amount at which shown in balance sheet	$ 45.0